March 13, 2019

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”)
File No. 2-92948

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated February 21, 2019, filed pursuant to Rule 497(e), for Vanguard
PRIMECAP Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-7310.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U. S. Securities and Exchange Commission